Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
Schedule of amortization on intangible assets
	Year ended December 31, 2022	Year ended December 31, 2021
January 1	Computer software	Computer software
Cost	$18,144,910	$17,338,683
Accumulated amortization	(14,725,441)	(12,705,022)
Accumulated impairment	-	(524,783)
	$3,419,469	$4,108,878

At January 1	$3,419,469	$4,108,878
Additions－acquired separately	73,093	1,626,065
Amortization expenses	(1,687,618)	(2,361,009)
Disposals (Note)	(1,645,166)	-
Net exchange differences	(103,436)	45,535
At December 31	$56,342	$3,419,469

December 31
Cost	$2,403,406	$18,144,910
Accumulated amortization	(2,347,064)	(14,725,441)
	$56,342	$3,419,469

Schedule of amortization on intangible assets
	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
Selling and marketing expenses	$425,720	$574,913	$915,944
General and administrative expenses	22,914	23,144	203,336
Research and development expenses	1,238,984	1,762,952	1,778,695
	$1,687,618	$2,361,009	$2,897,975